STOCK OPTIONS: Purchase common shares (Details) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended
	Feb. 28, 2013	Jan. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Shares, Balance			2,100,000	0
Shares, Granted			2,025,000	2,100,000
Shares, Exercised	(100,000)	(100,000)	(1,750,000)	0
Shares, Cancelled			(100,000)	0
Shares, Balance			2,275,000	2,100,000
Shares, Ending exercisable			1,333,333
Weighted Average Exercise Price, Balance			$ 0.10
Weighted Average Exercise Price, Granted	$ 0.28	$ 0.28	$ 0.29	$ 0.10
Weighted Average Exercise Price, Balance			$ 0.16	$ 0.10
Weighted Average Exercise Price, exercisable			$ 0.13